Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Minnesota Intermediate Fund), Class A)	0 Months Ended
Dec. 28, 2012
(Delaware Tax-Free Minnesota Intermediate Fund) | Class A
Bar Chart Table:
Annual Return 2002	8.54%
Annual Return 2003	5.68%
Annual Return 2004	3.93%
Annual Return 2005	3.43%
Annual Return 2006	4.32%
Annual Return 2007	2.93%
Annual Return 2008	(0.77%)
Annual Return 2009	9.98%
Annual Return 2010	1.80%
Annual Return 2011	8.70%